Equity Settled Share-based Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 HKD ($) Years	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consideration payable for the grant of option | $	$ 1.00
Percentage of total issued share capital which can be subscribed	10.00%
Term of the option | Years	10
Number of share options outstanding	0	0
Number of share options lapsed	0	0
Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	0	0
Other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	0	0